Property, Plant and Equipment, Net, and Investment Property, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net
Balance at beginning of the period		$ 77,848,576	$ 82,236,399
Additions		9,097,397	14,708,016	$ 17,315,387
Balance at end of the period	$ 63,664,261	63,664,261	77,848,576	82,236,399
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		242,172,594	232,638,507
Additions		9,097,397	14,708,016
Dismantling cost		12,122	5,536
Retirements and reclassifications to other accounts		(19,546,832)	(4,161,160)
Transfers from intangibles assets, net		(770,090)	(602,197)
Transfers investment property			(268)
Effect of translation		956,386	(415,840)
Balance at end of the period	231,921,577	231,921,577	242,172,594	232,638,507
Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(164,324,018)	(150,402,108)
Depreciation of the year		(16,258,774)	(17,634,233)
Impairment		(20,044)
Retirements and reclassifications to other accounts		13,321,822	3,422,174
Transfers investment property		(83,645)	(83,260)
Effect of translation		(892,657)	373,409
Balance at end of the period	(168,257,316)	(168,257,316)	(164,324,018)	(150,402,108)
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period		6,963,021	6,953,161
Balance at end of the period	3,428,396	3,428,396	6,963,021	6,953,161
Buildings and Land | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		11,619,447	11,459,587
Additions		20,922	1,247
Retirements and reclassifications to other accounts		(5,535,721)	(224,357)
Transfers investment property			(268)
Transfers and reclassifications		21,292	378,264
Effect of translation			4,974
Balance at end of the period	6,125,940	6,125,940	11,619,447	11,459,587
Buildings and Land | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(4,656,426)	(4,506,426)
Depreciation of the year		(119,869)	(357,525)
Retirements and reclassifications to other accounts		2,162,396	291,328
Transfers investment property		(83,645)	(83,260)
Effect of translation			(543)
Balance at end of the period	(2,697,544)	(2,697,544)	(4,656,426)	(4,506,426)
Networks and technical equipment
Property, Plant and Equipment, Net
Balance at beginning of the period		57,096,247	58,524,011
Balance at end of the period	50,634,320	50,634,320	57,096,247	58,524,011
Networks and technical equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		197,794,121	186,550,056
Additions		5,013,043	11,569,757
Dismantling cost		12,122	5,536
Retirements and reclassifications to other accounts		(9,541,826)	(4,592,708)
Transfers and reclassifications		5,907,840	4,682,990
Effect of translation		946,672	(421,510)
Balance at end of the period	200,131,972	200,131,972	197,794,121	186,550,056
Networks and technical equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(140,697,874)	(128,026,045)
Depreciation of the year		(15,299,488)	(16,085,521)
Retirements and reclassifications to other accounts		7,387,294	3,041,980
Effect of translation		(887,584)	371,712
Balance at end of the period	(149,497,652)	(149,497,652)	(140,697,874)	(128,026,045)
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period		1,207,783	1,490,197
Impairment	(20,044)
Balance at end of the period	905,325	905,325	1,207,783	1,490,197
Satellite Transponders | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		6,026,094	6,026,094
Additions		0	0
Dismantling cost		0	0
Retirements and reclassifications to other accounts		0	0
Transfers from intangibles assets, net		0	0
Transfers investment property		0	0
Transfers and reclassifications		0	0
Effect of translation		0	0
Balance at end of the period	6,026,094	6,026,094	6,026,094	6,026,094
Satellite Transponders | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(4,818,311)	(4,535,897)
Depreciation of the year		(282,414)	(282,414)
Impairment		(20,044)
Retirements and reclassifications to other accounts		0	0
Transfers investment property		0	0
Effect of translation		0	0
Balance at end of the period	(5,120,769)	(5,120,769)	(4,818,311)	(4,535,897)
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period		378,560	414,411
Balance at end of the period	316,278	316,278	378,560	414,411
Furniture and Fixtures | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		1,261,892	1,214,427
Additions		8,206	11,260
Retirements and reclassifications to other accounts		(122,101)	(1,724)
Transfers and reclassifications		25,154	38,053
Effect of translation		494	(124)
Balance at end of the period	1,173,645	1,173,645	1,261,892	1,214,427
Furniture and Fixtures | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(883,332)	(800,016)
Depreciation of the year		(69,291)	(84,874)
Retirements and reclassifications to other accounts		95,404	1,462
Effect of translation		(148)	96
Balance at end of the period	(857,367)	(857,367)	(883,332)	(800,016)
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period		874,208	1,057,465
Balance at end of the period	205,152	205,152	874,208	1,057,465
Transportation Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		2,963,827	3,026,747
Additions		22,488	50,953
Retirements and reclassifications to other accounts		(1,242,130)	(130,966)
Transfers and reclassifications		4,894	18,735
Effect of translation		3,818	(1,642)
Balance at end of the period	1,752,897	1,752,897	2,963,827	3,026,747
Transportation Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(2,089,619)	(1,969,282)
Depreciation of the year		(120,510)	(199,009)
Retirements and reclassifications to other accounts		664,112	78,311
Effect of translation		(1,728)	361
Balance at end of the period	(1,547,745)	(1,547,745)	(2,089,619)	(1,969,282)
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period		1,606,625	1,564,859
Balance at end of the period	528,119	528,119	1,606,625	1,564,859
Computer Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		9,682,066	9,241,759
Additions		32,133	232,867
Retirements and reclassifications to other accounts		(2,951,681)	(14,512)
Transfers and reclassifications		75,477	223,467
Effect of translation		2,978	(1,515)
Balance at end of the period	6,840,973	6,840,973	9,682,066	9,241,759
Computer Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(8,075,441)	(7,676,900)
Depreciation of the year		(184,693)	(405,514)
Retirements and reclassifications to other accounts		1,949,903	5,385
Effect of translation		(2,623)	1,588
Balance at end of the period	(6,312,854)	(6,312,854)	(8,075,441)	(7,676,900)
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period		771,640	661,518
Balance at end of the period	455,192	455,192	771,640	661,518
Leasehold Improvements | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		3,874,655	3,549,060
Additions		43,381	27,842
Retirements and reclassifications to other accounts		(1,347,560)	(25,292)
Transfers and reclassifications		106,827	323,662
Effect of translation		1,274	(617)
Balance at end of the period	2,678,577	2,678,577	3,874,655	3,549,060
Leasehold Improvements | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(3,103,015)	(2,887,542)
Depreciation of the year		(182,509)	(219,376)
Retirements and reclassifications to other accounts		1,062,713	3,708
Effect of translation		(574)	195
Balance at end of the period	(2,223,385)	(2,223,385)	(3,103,015)	(2,887,542)
Construction and Projects in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period		8,950,492	11,570,777
Balance at end of the period	7,191,479	7,191,479	8,950,492	11,570,777
Construction and Projects in Progress | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		8,950,492	11,570,777
Additions		3,957,224	2,814,090
Retirements and reclassifications to other accounts		1,194,187	828,399
Transfers from intangibles assets, net		(770,090)	(602,197)
Transfers and reclassifications		(6,141,484)	(5,665,171)
Effect of translation		1,150	4,594
Balance at end of the period	$ 7,191,479	$ 7,191,479	$ 8,950,492	$ 11,570,777